Average Annual Total Returns - FidelityGovernmentMoneyMarketFund-CapitalReservesPRO - FidelityGovernmentMoneyMarketFund-CapitalReservesPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Capital Reserves Class - Return Before Taxes
	Jun. 29, 2024
Average Annual Return:
Past 1 year	4.23%
Past 5 years	1.32%
Since Inception	0.87%	[1]

[1]	A From April 6, 2015 .